Schedule of Other Current Assets (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Other Current (non-current) Assets Schedule Of Other Current Assets 1	$ 7,412,911
Other Current (non-current) Assets Schedule Of Other Current Assets 2	7,963,454
Other Current (non-current) Assets Schedule Of Other Current Assets 3	375,253
Other Current (non-current) Assets Schedule Of Other Current Assets 4	2,089,332
Other Current (non-current) Assets Schedule Of Other Current Assets 5	67,722
Other Current (non-current) Assets Schedule Of Other Current Assets 6	315,400
Other Current (non-current) Assets Schedule Of Other Current Assets 7	257,975
Other Current (non-current) Assets Schedule Of Other Current Assets 8	405,124
Other Current (non-current) Assets Schedule Of Other Current Assets 9	8,113,861
Other Current (non-current) Assets Schedule Of Other Current Assets 10	$ 10,773,310